Offsets	Feb. 13, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HECLA MINING CO/DE/
Form or Filing Type	S-3
File Number	333-262925
Initial Filing Date	Feb. 23, 2022
Fee Offset Claimed	$ 17,361.75
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.25 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 187,289,711.7
Offset Note
(1)
Pursuant to the Registration Statement on Form
S-3
(File
No. 333-262925),
which was filed on February 23, 2022 (the “Prior Registration Statement”), the Company filed prospectus supplements on February 24, 2022 and February 15, 2024 (collectively, the “Prior Prospectus Supplements”). The Prior Prospectus Supplements related to the offer and sale of up to 60,000,000 shares of the Company’s common stock pursuant to an equity distribution agreement described therein. The filing fee paid with respect to such shares of the Company’s common stock was paid in connection with the filing of the Prior Registration Statement and was calculated in accordance with Rule 457(c), based on the average high and low sale prices of the Company’s common stock as reported on the New York Stock Exchange on February 18, 2022, which date was within five business days prior to the filing date of the Prior Registration Statement. The filing fee table filed as an exhibit to the Prior Registration Statement reflected a maximum aggregate offering price for the 60,000,000 shares of the Company’s common stock of $310,800,000. The Company sold 23,843,685 shares of its common stock under the Prior Registration Statement and the Prior Prospectus Supplements, leaving a balance of 36,156,315 unsold shares of the Company’s common stock, in respect of which the Company paid a filing fee of $17,361.75 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) in connection with the filing of the Prior Registration Statement. The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. The Registrant is applying the entirety of that $17,361.75 filing fee to this filing.

Termination / Withdrawal Statement	The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HECLA MINING CO/DE/
Form or Filing Type	S-3
File Number	333-262925
Filing Date	Feb. 23, 2022
Fee Paid with Fee Offset Source	$ 17,361.75
Offset Note
(1)
Pursuant to the Registration Statement on Form
S-3
(File
No. 333-262925),
which was filed on February 23, 2022 (the “Prior Registration Statement”), the Company filed prospectus supplements on February 24, 2022 and February 15, 2024 (collectively, the “Prior Prospectus Supplements”). The Prior Prospectus Supplements related to the offer and sale of up to 60,000,000 shares of the Company’s common stock pursuant to an equity distribution agreement described therein. The filing fee paid with respect to such shares of the Company’s common stock was paid in connection with the filing of the Prior Registration Statement and was calculated in accordance with Rule 457(c), based on the average high and low sale prices of the Company’s common stock as reported on the New York Stock Exchange on February 18, 2022, which date was within five business days prior to the filing date of the Prior Registration Statement. The filing fee table filed as an exhibit to the Prior Registration Statement reflected a maximum aggregate offering price for the 60,000,000 shares of the Company’s common stock of $310,800,000. The Company sold 23,843,685 shares of its common stock under the Prior Registration Statement and the Prior Prospectus Supplements, leaving a balance of 36,156,315 unsold shares of the Company’s common stock, in respect of which the Company paid a filing fee of $17,361.75 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) in connection with the filing of the Prior Registration Statement. The Registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. The Registrant is applying the entirety of that $17,361.75 filing fee to this filing.